Net Loss Per Common Share - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants to purchase exercise price per share	$ 0.0025
Public Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,950,157	3,319,304
New Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	894,754,824	1,028,046,326
Class V Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	124,067,498	125,919,180
Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants issued	8,900,000
Warrants to purchase exercise price per share	$ 287.5
Class A [Member] | VRM [Member] | Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants issued			62,073,998
Warrants to purchase exercise price per share			$ 0.0001
Warrants exercisable term			2 years
Class A [Member] | CPIA Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,666,667	2,666,667